Financial Instruments - Maturity Analysis of Derivative Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	₩ 142,280	₩ 122,896
Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	10,044
Currency futures [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	84,466
Currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	36,057
Interest swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	153
Other forwards [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	24,790
Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	69,872
Less than 1 year [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	9,744
Less than 1 year [member] | Currency futures [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	9,632
Less than 1 year [member] | Currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	25,553
Less than 1 year [member] | Interest swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	153
Less than 1 year [member] | Other forwards [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	24,790
1 year - 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	85,638
1 year - 5 years [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	300
1 year - 5 years [member] | Currency futures [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	74,834
1 year - 5 years [member] | Currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	₩ 10,504